RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

i)	The convertible debenture loan from the CEO of the Company mentioned in Note 8 was paid off during the three months ended December 31, 2022.

ii)	The Company has an employment agreement with the CEO of the Company for an annual base salary of $250,000, with no specified term. The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary.

iii)	On May 1, 2022, the Company entered into an employment agreement with the CFO of the Company for an annual base salary of $50,000, with no specified term. The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary.

10. RELATED PARTY TRANSACTIONS

i)	In October 2019, the Company issued $76,000 (CAD$100,000) in convertible debenture to a director of the Company for cash. The debenture loan was secured by an interest in all of the Company’s right, title, and interest in all of its oil and gas assets, bore interest at a rate of 12% per annum and had a maturity date of September 30, 2021. During the year ended September 30, 2021, the Company repaid the principal loan amount of CAD$100,000 together with accrued interest of $13,090. During the year ended September 30, 2021, the Company recorded interest of $4,026.

ii)	In February 2020, the Company issued $76,000 (CAD$100,000) in convertible debenture to the CEO of the Company for cash. The debenture loan is secured by an interest in all of the Company’s right, title, and interest in all of its oil and gas assets, bears interest at a rate of 12% per annum and has an original maturity date of February 20, 2022. During the year ended September 30, 2022, the Company extended the maturity date to December 20, 2022 and repaid $34,709 of the loan (CAD$47,546). During the years ended September 30, 2022 and September 30, 2021, the Company recorded interest of $9,360 and $9,480, respectively. As at September 30, 2021, accrued interest of $15,176 was included in amounts due to related parties.

iii)	The Company has an employment agreement with the CEO of the Company for an annual base salary of $250,000, with no specified term. The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary. During the years ended September 30, 2022 and September 30, 2021, the Company incurred management fees of $220,834 and $149,806, respectively, to the CEO of the Company. The Company considers this a related party transaction, as it relates to key management personnel and entities over which it has control or significant influence.

iv)	On May 1, 2022, the Company entered into an employment agreement with the CFO of the Company for an annual base salary of $50,000, with no specified term. The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary. During the years ended September 30, 2022, the Company incurred salaries of $20,835 to the CFO of the Company. The Company considers this a related party transaction, as it relates to key management personnel and entities over which it has control or significant influence.

Included in amounts due to related parties are $nil (2021 - $1,321) related to accrued management fee to a director of the Company and $nil (2021 - $131) in advances from the CEO of the Company. Amounts due to related parties are unsecured, non-interest bearing, and have no specific terms of repayment.